Inventories, Net (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Purchased goods	$ 209,513	$ 236,739
Less: reserve for obsolete inventories	(16,830)	(17,234)	$ (12,011)
Total	$ 192,683	$ 219,505	$ 430,670